SHARE REPURCHASE PROGRAM (Details) (USD $)	0 Months Ended			1 Months Ended		12 Months Ended
	Sep. 09, 2011	Sep. 06, 2011	Aug. 20, 2011	Sep. 30, 2011	Aug. 31, 2011	Dec. 31, 2011
Common shares
Number of ordinary shares per ADS					2
Repurchase of ordinary shares (in shares)						1,290,848
Cash consideration of shares repurchased						$ 1,943,822
American Depository Shares (ADS)
Common shares
Maximum amount of shares authorized to be repurchased			100,000,000		100,000,000
Repurchase of ordinary shares (in shares)	335,500	309,924				645,424
Cash consideration of shares repurchased				$ 1,943,822		$ 1,943,822